Income Taxes (Details) - Change in unrecognized tax benefits - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in unrecognized tax benefits [Abstract]
Beginning Balance	$ 810,000	$ 721,000
Additions based on tax positions related to the current year	135,000	89,000
Ending Balance	$ 945,000	$ 810,000